SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Current maturities of long-term borrowings (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2021	Dec. 31, 2020
Borrowings and other credit facilities
Current maturities	Rp 9,690	Rp 9,350
Two-step loans
Borrowings and other credit facilities
Current maturities	138	184
Bonds and notes
Borrowings and other credit facilities
Current maturities	2,200	478
Bank loans
Borrowings and other credit facilities
Current maturities	6,311	7,648
Other borrowings
Borrowings and other credit facilities
Current maturities	Rp 1,041	Rp 1,040